Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		12 Months Ended
		Dec. 31, 2025 Agreement $ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,035,316	1,070,974	1,270,021
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		588,648
Non-Exercisable Options		446,668
Total Options Outstanding		1,035,316
Weighted Average Remaining Contractual Life		4 years 3 months 18 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		160,377
Total Options Outstanding		160,377
Weighted Average Remaining Contractual Life		2 years 2 months 12 days
Options [member] | 54.76 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 54.76
Exercisable Options	[1]	8,114
Total Options Outstanding	[1]	8,114
Weighted Average Remaining Contractual Life	[1]	2 years 2 months 12 days
Options [member] | 59.31 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.31
Exercisable Options	[1]	17,903
Non-Exercisable Options	[1]	13,918
Total Options Outstanding	[1]	31,821
Weighted Average Remaining Contractual Life	[1]	4 years 2 months 12 days
Options [member] | 59.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Exercisable Options		137,631
Non-Exercisable Options		73,368
Total Options Outstanding		210,999
Weighted Average Remaining Contractual Life		4 years 2 months 12 days
Options [member] | 59.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.79
Exercisable Options		64,341
Non-Exercisable Options		140,096
Total Options Outstanding		204,437
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		168,000
Non-Exercisable Options		0
Total Options Outstanding		168,000
Weighted Average Remaining Contractual Life		3 years 2 months 12 days
Options [member] | 60.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60.51
Exercisable Options	[1]	16,632
Non-Exercisable Options	[1]	43,026
Total Options Outstanding	[1]	59,658
Weighted Average Remaining Contractual Life	[1]	5 years 2 months 12 days
Options [member] | 64.36 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 64.36
Exercisable Options	[1]	15,650
Total Options Outstanding	[1]	15,650
Weighted Average Remaining Contractual Life	[1]	3 years 2 months 12 days
Options [member] | 104.01 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 104.01
Non-Exercisable Options	[1]	37,730
Total Options Outstanding	[1]	37,730
Weighted Average Remaining Contractual Life	[1]	6 years 2 months 12 days
Options [member] | 108.56 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 108.56
Non-Exercisable Options		138,530
Total Options Outstanding		138,530
Weighted Average Remaining Contractual Life		6 years 2 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3706, being the Cdn$/US$ exchange rate at December 31, 2025.